SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Convenience translation, Accounts receivable and Inventories (Details) ¥ in Thousands, $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥) $ / ¥	Dec. 31, 2018 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Buying rate | $ / ¥			6.9618
Provision made for accounts receivable | ¥			¥ 0	¥ 0
Inventory impairment	¥ 0	$ 310	¥ 2,158	¥ 0